Note 7 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Vessels and advances, net [Text block]

7. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	$4,687,724	$(1,240,927)	$3,446,797
Depreciation	-	(80,320)	(80,320)
Vessel acquisitions, advances and other vessels’ costs	64,194	-	64,194
Vessel sales, transfers and other movements	(60,766)	8,295	(52,471)
Balance, June 30, 2024	$4,691,152	$(1,312,952)	$3,378,200

During the six-month period ended June 30, 2024, the Company acquired the 2011-built, secondhand dry bulk vessel Miracle (ex. Iron Miracle) and the 2012-built, secondhand dry bulk vessel Prosper (ex. Lowlands Prosperity) and agreed to acquire the 2012-built dry bulk vessel Frontier Unity (tbr. Frontier) with a DWT capacity of 181,415, which was delivered during the third quarter of 2024 (Note 25(c)).

During the six-month period ended June 30, 2024, the Company sold the dry bulk vessels Progress, Manzanillo and Konstantinos, which were held for sale at December 31, 2023, and the dry bulk vessels Alliance, Merida, Pegasus and Adventure, and recognized an aggregate net gain of $3,422, which is separately reflected in Gain on sale of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2024.

During the six-month period ended June 30, 2023, the Company agreed to acquire the 2011-built dry bulk vessel Aquaenna (tbr. Enna) with a DWT capacity of 175,975. The vessel was delivered to the Company in the third quarter of 2023. In addition, during the same period, the Company agreed to acquire the 2011-built dry bulk vessel Aquarange (tbr. Dorado) with a DWT capacity of 179,842, which was delivered during the third quarter of 2023.

During the six-month period ended June 30, 2023, the Company sold the container vessels Sealand Washington and Maersk Kalamata, which were held for sale at December 31, 2022, and the dry bulk vessels Miner, Taibo and Comity and recognized an aggregate net gain of $88,467, which is included in Gain on sale of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2023.

On June 28, 2024, the Company decided to make arrangements to sell the dry bulk vessel Oracle. The Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale” were met. The difference between the estimated fair value less cost to sell of the vessel and the vessel’s carrying value, amounting to $2,308, was recorded in the six-month period ended June 30, 2024, and is separately reflected as Loss on vessel held for sale in the accompanying consolidated statement of income. As of June 30, 2024, the amount of $12,250 reflected in Vessels held for sale in the June 30, 2024 consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). The vessel was delivered to her new owners during the third quarter of 2024 (Note 25 (e)).

In December 2023, the Company decided to make arrangements to sell the dry bulk vessels Konstantinos, Progress, Adventure and Manzanillo. The Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of these vessels as “held for sale” were met. As of December 31, 2023, the amount of $40,307, separately reflected in Vessels held for sale in the December 31, 2023 consolidated balance sheet, represents the fair market value of the vessels based on the vessel’s estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy).

As of June 30, 2024, 89 of the Company’s vessels, with a total carrying value of $2,525,098, have been provided as collateral to secure the long-term debt discussed in Note 11. This excludes the vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop, the four vessels acquired in 2018 under the Share Purchase Agreement (Note 11.B) with York and six unencumbered vessels.